PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 95.1%
Common Stocks — 94.9%
Aerospace & Defense — 2.2%
Airbus SE (France)	26,229	$2,260,950
Raytheon Technologies Corp.	13,388	1,095,941
		3,356,891
Automobiles — 4.9%
General Motors Co.	35,400	1,135,986
Tesla, Inc.*	23,973	6,358,838
		7,494,824
Banks — 5.4%
Bank of America Corp.	71,707	2,165,552
JPMorgan Chase & Co.	22,075	2,306,838
PNC Financial Services Group, Inc. (The)	12,653	1,890,611
Truist Financial Corp.	43,584	1,897,647
		8,260,648
Biotechnology — 2.8%
AbbVie, Inc.	18,987	2,548,245
Vertex Pharmaceuticals, Inc.*	6,262	1,813,100
		4,361,345
Building Products — 1.5%
Johnson Controls International PLC	46,713	2,299,214
Capital Markets — 2.3%
Blackstone, Inc.(a)	12,178	1,019,298
Goldman Sachs Group, Inc. (The)	8,854	2,594,665
		3,613,963
Chemicals — 1.5%
Linde PLC (United Kingdom)	8,510	2,294,211
Containers & Packaging — 1.4%
Crown Holdings, Inc.	26,933	2,182,381
Electric Utilities — 1.3%
NextEra Energy, Inc.	24,690	1,935,943
Equity Real Estate Investment Trusts (REITs) — 1.0%
SBA Communications Corp.	5,464	1,555,328
Food & Staples Retailing — 4.0%
Costco Wholesale Corp.	5,340	2,521,922
Walmart, Inc.	27,784	3,603,585
		6,125,507
Health Care Equipment & Supplies — 0.5%
Dexcom, Inc.*	10,592	853,080
Health Care Providers & Services — 2.6%
Centene Corp.*	15,452	1,202,320
UnitedHealth Group, Inc.	5,623	2,839,840
		4,042,160
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc. (Class A Stock)*	11,469	1,204,704
McDonald’s Corp.	11,501	2,653,741
		3,858,445
	Shares	Value
Common Stocks (continued)
Insurance — 4.0%
Chubb Ltd.	18,958	$3,448,081
MetLife, Inc.	43,636	2,652,196
		6,100,277
Interactive Media & Services — 4.6%
Alphabet, Inc. (Class A Stock)*	50,039	4,786,230
Alphabet, Inc. (Class C Stock)*	20,220	1,944,153
ZoomInfo Technologies, Inc.*	9,193	382,981
		7,113,364
Internet & Direct Marketing Retail — 5.0%
Amazon.com, Inc.*	51,700	5,842,100
MercadoLibre, Inc. (Brazil)*	2,330	1,928,727
		7,770,827
IT Services — 3.2%
Adyen NV (Netherlands), 144A*	1,171	1,460,427
Mastercard, Inc. (Class A Stock)	9,702	2,758,666
Snowflake, Inc. (Class A Stock)*(a)	4,077	692,927
		4,912,020
Life Sciences Tools & Services — 3.2%
Danaher Corp.	16,445	4,247,579
Lonza Group AG (Switzerland)	1,433	697,715
		4,945,294
Machinery — 0.8%
Deere & Co.	3,768	1,258,098
Multi-Utilities — 1.7%
Dominion Energy, Inc.	37,885	2,618,232
Oil, Gas & Consumable Fuels — 5.6%
ConocoPhillips	84,076	8,604,338
Personal Products — 0.9%
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,434	1,389,101
Pharmaceuticals — 10.2%
AstraZeneca PLC (United Kingdom), ADR	58,574	3,212,198
Bristol-Myers Squibb Co.	45,499	3,234,524
Eli Lilly & Co.	22,650	7,323,877
Novo Nordisk A/S (Denmark), ADR	19,576	1,950,357
		15,720,956
Road & Rail — 1.9%
Union Pacific Corp.	14,710	2,865,802
Semiconductors & Semiconductor Equipment — 5.4%
ASML Holding NV (Netherlands)	2,880	1,196,208
Broadcom, Inc.	3,194	1,418,168
Lam Research Corp.	2,653	970,998
NVIDIA Corp.	13,991	1,698,367
NXP Semiconductors NV (China)	9,743	1,437,190
QUALCOMM, Inc.	13,501	1,525,343
		8,246,274
Software — 7.0%
Atlassian Corp. PLC (Class A Stock)*	4,335	912,908
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PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Crowdstrike Holdings, Inc. (Class A Stock)*	4,804	$791,747
Microsoft Corp.	38,942	9,069,592
		10,774,247
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	40,325	5,572,915
Textiles, Apparel & Luxury Goods — 3.5%
Lululemon Athletica, Inc.*	5,958	1,665,619
LVMH Moet Hennessy Louis Vuitton SE (France)	5,046	2,974,994
NIKE, Inc. (Class B Stock)	8,403	698,457
		5,339,070
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.*	4,902	657,701

Total Common Stocks (cost $126,965,670)		146,122,456
Preferred Stock — 0.2%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)*	4,517	365,218
(cost $363,951)

Total Long-Term Investments (cost $127,329,621)		146,487,674
Short-Term Investments — 6.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	7,920,881	7,920,881
PGIM Institutional Money Market Fund (cost $1,654,594; includes $1,651,152 of cash collateral for securities on loan)(b)(wa)	1,655,754	1,654,594

Total Short-Term Investments (cost $9,575,475)		9,575,475

TOTAL INVESTMENTS—101.3% (cost $136,905,096)		156,063,149

Liabilities in excess of other assets — (1.3)%		(2,040,371)

Net Assets — 100.0%		$154,022,778

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,608,398; cash collateral of $1,651,152 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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